united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	08/31

Date of reporting period:	02/29/2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Essex Environmental Opportunities Fund Institutional Class (GEOSX) Investor Class (EEOFX)
Semi-Annual Report February 29, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (800) 700-9929. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Fund Adviser: Essex Investment Management Company, LLC 125 High Street, 18th Floor Boston, MA 02110 Toll Free (800) 700-9929

Management’s Discussion of Fund Performance (Unaudited)

Dear Fellow Shareholders;

We hope this letter finds you and your family safe and healthy. For the six months ended February 29, 2020, the Essex Environmental Opportunities Fund (the “Fund”) outperformed its benchmark: the Fund’s Institutional Class shares returned 5.05% and the Investor Class shares returned 4.98% for the six-month period versus a 0.88% return for the MSCI World Index benchmark over the same period. This performance was driven by the strong performance of clean energy companies, particularly solar companies such as Vivint Solar, Sunrun and Sunnova Energy.

Since the end of the reporting period, it would be an understatement to say that things have changed. The coronavirus pandemic has impacted nearly all aspects of our lives, including our jobs, our social activities, and our travel plans. The financial markets and the value of the Fund have been negatively impacted and we expect a significant negative economic impact over the coming months. The sell-off in the financial markets has been uniquely sharp and swift. In the month since the end of the reporting period, the Fund has underperformed the benchmark mainly due to the Fund’s portfolio of smaller and mid-cap companies: the stocks of these companies lagged as investors sought liquidity and safety in larger sized companies.

We have made several changes to the portfolio as a result of the unfolding pandemic. In early March, in anticipation of market dislocation, we reduced the Fund’s exposure to China and to commercial and industrial spending by selling water company Xylem,Inc. and reduced the weight of Watts Water Technologies, Inc. We are also concerned about the pandemic’s longer-term impact on commercial real estate and therefore have sold industrial lighting company Acuity Brands and reduced our weight in Kingspan Group plc, which provides efficient building insulation products. Additionally, we reduced the portfolio’s weight in early-stage companies by reducing the investment in smart seed company Calyxt, Inc. Finally, we have boosted the cash position in the portfolio as a temporary defensive measure (greater than 17% of the portfolio at March 31, 2020).

Not all portfolio activity since the onset of the pandemic has been defensive. We have increased our investment in portfolio companies whose stocks we think have been unduly punished in the market sell-off. To mention two such increased investments, we have added to Generac Holdings and Hannon Armstrong Sustainable Infrastructure Corp. Generac provides back-up power generators and is moving aggressively into battery storage and solar power electronics. We believe the case for power storage and de-centralized power is now more important than ever given extreme weather events such as the California wildfires of 2019, which are growing ever-more pervasive given global climate change. Hannon

1

Management’s Discussion of Fund Performance (Unaudited) (continued)

Armstrong provides financing for energy efficiency and renewable energy projects with a long history of strong underwriting and risk management. We believe that Hannon Armstrong, which is classified as a real estate investment trust, or REIT, has been incorrectly correlated with the sell-off in riskier REITs that face exposure to weakening retail and commercial office trends. Over the coming weeks, as we are better able to quantify the depth and duration of the economic slowdown, we aim to invest the portfolio’s high cash balance in both existing portfolio companies and new opportunities.

Although the forthcoming parade of news will continue to be troubling from both a healthcare and economic standpoint, we believe that the stock market has discounted much of this bad news. Importantly, we have learned from past financial shocks that the best response to a crisis is to act swiftly and in a big way. Clearly with the monetary and fiscal stimulus announced thus far, the government is acting aggressively with huge sums of money; actions that we believe will be important in shortening the duration of the crisis. And if the roadmaps from other countries with earlier infections are accurate, we think that the recovery in the United States shouldn’t be far off.

We believe our thesis, philosophy and process of investing in trends that enable economies greater output with fewer resources is now more important than ever. We believe clean tech will lead companies and economies out of this short-term morass. When the economic recovery from the pandemic does begin, we think that there will be some permanent changes in the behaviors of people and corporations and the investment themes in our portfolio should benefit from these changes.

We continue to believe that clean tech is one of the greatest long-term secular investment trends and will be enhanced post pandemic. The need to optimize resources is increasing and will be catalyzed post-COVID. As with Brexit and the trade skirmishes of the past year, opaque visibility places a premium on management tactical and strategic skills, important attributes for companies that can be more nimble than peers in operating practices. As our global economy emerges from this historic crisis, we believe companies will need to optimize and increase the resiliency of their supply chains and distribution networks. Factory automation and asset tracking, whether for supplies or goods for shipment will be key trends in our opinion. Companies will place a premium on capital efficiency, so any investment will need to have immediate and substantial return. As labor rehiring will be tepid given a protracted period of social distancing, we believe companies will continue invest in factory and industrial automation.

2

Management’s Discussion of Fund Performance (Unaudited) (continued)

As if the COVID crisis wasn’t bad enough, Saudi Arabia and Russia recently launched an oil price war, sharply ramping production in the face of a massive decline in demand. The subsequent collapse in oil prices has severely pressured already-struggling energy companies and we expect a wave of bankruptcies and restructurings in the energy patch. While many large fossil fuel companies have provided nice yields historically, we believe most energy companies (including stalwart Exxon Mobil) will need to cut dividends to stem the tide of negative cash flow. Unlike past cycles, the recovery of the fossil fuel producers is further clouded by the continued declines in the costs of renewable energy and we expect the trend to clean and renewable energy to accelerate given the increased cost competitiveness. But the biggest challenge is yet to come, and this is one that we expect to be the most important clean tech trend of the coming decade – the rise of the electric vehicle (“EV”). While EVs are a mere 2% of global auto production today, we expect the costs of EVs to be at parity with internal combustion engines within three years. Costs are declining so rapidly for batteries that we have recently shortened the trajectory for cost parity by two years. We have significant exposure to automotive electrification in the Fund and expect to increase exposure in the coming months as auto sales resume.

We thank you for your support, interest and confidence in the Essex Environmental Opportunities Fund. To quote Albert Einstein, “In the middle of difficulty lies opportunity.” We believe our diversified clean tech themes that help to solve the world’s most vexing problems will reward long-term investors.

Stay healthy.

Essex Investment Management Co., LLC

3

Investment Results (Unaudited)

Total Returns(a) (for the periods ended February 29, 2020)

	Six Months	One Year	Since Inception September 1, 2017
Essex Environmental Opportunities Fund
Institutional Class	5.05%	5.36%	2.40%
Investor Class	4.98%	5.18%	2.17%
MSCI World Index (b)	0.88%	4.64%	5.41%

	Expense Ratios(c)
	Institutional Class	Investor Class
Gross	3.99%	4.24%
With Applicable Waivers	1.01%	1.26%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Essex Environmental Opportunities Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 700-9929.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for periods less than one year are not annualized.

(b)

The MSCI World Index (the “Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios are from the Fund’s prospectus dated December 29, 2019. Essex Investment Management Company, LLC (the “Adviser”) has contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.99% of the Fund’s average daily net assets. The contractual agreement is in effect through December 31, 2021. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 29, 2020 can be found in the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (800) 700-9929.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

4

Fund Holdings (Unaudited)

(a)	As a percent of net assets.

The investment objective of the Essex Environmental Opportunities Fund (the “Fund”) is long-term capital appreciation.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, or an as exhibit to its reports on Form N-Q’s successor form, Form N-PORT, within sixty days after the end of the period. The Fund’s portfolio holdings are available at the SEC’s website at www.sec.gov.

5

Essex Environmental Opportunities Fund
Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 90.49%
Australia — 2.20%
Industrials — 1.03%
Fluence Corporation, Ltd.(a)	829,332	$157,717
Materials — 1.17%
Orocobre Ltd.(a)	98,894	178,147
Total Australia		335,864
Belgium — 1.05%
Materials — 1.05%
Umicore SA	3,797	159,866
Denmark — 3.54%
Utilities — 3.54%
Orsted A/S	5,240	540,920
Germany — 5.50%
Information Technology — 5.50%
Infineon Technologies AG	19,436	414,761
PSI Software AG	18,837	425,606
Total Germany		840,367
Ireland — 3.74%
Industrials — 3.74%
Kingspan Group plc	9,065	570,727
Israel — 2.12%
Industrials — 2.12%
Kornit Digital Ltd.(a)	8,112	323,263
Japan — 6.16%
Industrials — 1.83%
Kurita Water Industries Ltd.	10,807	279,240
Information Technology — 4.33%
KEYENCE Corporation	2,069	661,852
Total Japan		941,092
Netherlands — 2.23%
Industrials — 2.23%
Sensata Technologies Holding NV(a)	8,357	340,966
Switzerland — 4.51%
Industrials — 2.23%
SGS SA	136	339,884

6	See accompanying notes which are an integral part of these financial statements.

Essex Environmental Opportunities Fund
Schedule of Investments (continued)

February 29, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 90.49% (continued)
Information Technology — 2.28%
Landis+Gyr Group AG	4,246	$348,252
Total Switzerland		688,136
United Kingdom — 1.18%
Consumer Discretionary — 1.18%
Aptiv plc	2,314	180,747
United States — 58.26%
Financials — 4.99%
Amalgamated Bank, Class A	14,727	235,779
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,502	526,293
		762,072
Health Care — 4.38%
Calyxt, Inc.(a)	55,722	351,606
Codexis, Inc.(a)	27,298	318,022
		669,628
Industrials — 29.05%
Acuity Brands, Inc.	3,171	326,169
American Superconductor Corporation(a)	28,269	193,643
Energy Recovery, Inc.(a)	36,939	363,479
Generac Holdings, Inc.(a)	4,056	417,727
Lindsay Corporation	3,062	303,230
Mueller Water Products, Inc., Class A	33,183	363,354
Raven Industries, Inc.	11,542	331,371
Sunrun, Inc.(a)	20,797	402,214
Vivint Solar, Inc.(a)	76,954	864,963
Watts Water Technologies, Inc., Class A	6,193	581,584
Xylem, Inc.	3,729	288,401
		4,436,135
Information Technology — 14.96%
Badger Meter, Inc.	5,594	336,815
Cognex Corporation	8,316	370,394
First Solar, Inc.(a)	6,315	289,038
Iteris, Inc.(a)	50,250	242,708
Itron, Inc.(a)	9,214	698,789
Trimble, Inc.(a)	8,738	344,976
		2,282,720

See accompanying notes which are an integral part of these financial statements.	7

Essex Environmental Opportunities Fund
Schedule of Investments (continued)

February 29, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 90.49% (continued)
Materials — 0.87%
Amyris, Inc.(a)	41,635	$132,607
Utilities — 4.01%
Sunnova Energy International, Inc.(a)	35,360	611,728
Total United States		8,894,890
Total Common Stocks (Cost $13,292,961)		13,816,838

MONEY MARKET FUNDS — 10.30%
Fidelity Investments Money Market Government Portfolio, Class I, 1.46%(b)	1,571,828	$1,571,828
Total Money Market Funds (Cost $1,571,828)		1,571,828
Total Investments — 100.79% (Cost $14,864,789)		15,388,666
Liabilities in Excess of Other Assets — (0.79)%		(120,812)
NET ASSETS — 100.00%		$15,267,854

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 29, 2020.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

8	See accompanying notes which are an integral part of these financial statements.

Essex Environmental Opportunities Fund
Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets
Investments in securities at fair value (cost $14,864,789)	$15,388,666
Receivable for fund shares sold	3,200
Dividends receivable	6,110
Tax reclaims receivable	5,091
Receivable from Adviser	5,863
Prepaid expenses	7,188
Total Assets	15,416,118
Liabilities
Payable for investments purchased	126,702
Payable to Administrator	8,737
Accrued 12b-1 fees - Investor Class	9
Other accrued expenses	12,816
Total Liabilities	148,264
Net Assets	$15,267,854
Net Assets consist of:
Paid-in capital	15,053,529
Accumulated earnings	214,325
Net Assets	$15,267,854
Institutional Class:
Net Assets: Institutional Class	$15,226,666
Shares outstanding (unlimited number of shares authorized, no par value)	1,434,950
Net asset value, offering and redemption price per share	$10.61
Investor Class:
Net Assets: Investor Class	$41,188
Shares outstanding (unlimited number of shares authorized, no par value)	3,905
Net asset value, offering and redemption price per share	$10.55

See accompanying notes which are an integral part of these financial statements.	9

Essex Environmental Opportunities Fund
Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment Income
Dividend income	$45,000
Total investment income	45,000
Expenses
Adviser	44,123
Fund accounting	21,383
Administration	14,919
Transfer agent	11,934
Legal	9,960
Audit and tax	8,951
Trustee	6,847
Registration	6,138
Compliance services	5,968
Custodian	5,047
Report printing	3,151
Pricing	2,961
Insurance	1,388
12b-1 - Investor Class	39
Miscellaneous	13,321
Total expenses	156,130
Fees waived and expenses reimbursed by Adviser	(97,935)
Net operating expenses	58,195
Net investment loss	(13,195)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(371)
Net realized gain on foreign currency translations	570
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	262,500
Net realized and change in unrealized gain on investments	262,699
Net increase in net assets resulting from operations	$249,504

10	See accompanying notes which are an integral part of these financial statements.

Essex Environmental Opportunities Fund
Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2020(a) (Unaudited)	For the Year Ended August 31, 2019
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(13,195)	$(1,202)
Net realized gain (loss) on investment securities transactions and foreign currency translations	199	(224,394)
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translation	262,500	(243,279)
Net increase (decrease) in net assets resulting from operations	249,504	(468,875)
Capital Transactions - Institutional Class
Proceeds from shares sold	6,687,862	3,554,855
Amount paid for shares redeemed	(603,263)	(480,112)
Total Institutional Class	6,084,599	3,074,743
Capital Transactions - Investor Class
Proceeds from shares sold	24,445	10,228
Amount paid for shares redeemed	—	(9,675)
Total Investor Class	24,445	553
Net increase in net assets resulting from capital transactions	6,109,044	3,075,296
Total Increase in Net Assets	6,358,548	2,606,421
Net Assets
Beginning of period	8,909,306	6,302,885
End of period	$15,267,854	$8,909,306
Share Transactions - Institutional Class
Shares sold	611,973	342,310
Shares redeemed	(57,879)	(48,354)
Total Institutional Class	554,094	293,956
Share Transactions - Investor Class
Shares sold	2,307	1,026
Shares redeemed	—	(1,015)
Total Investor Class	2,307	11
Net increase in shares outstanding	556,401	293,967

See accompanying notes which are an integral part of these financial statements.	11

Essex Environmental Opportunities Fund - Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Selected Per Share Data:
Net asset value, beginning of period	$10.10		$10.71	$10.00

Investment operations:
Net investment loss	(0.01)		— (a)	(0.03)
Net realized and unrealized gain (loss)	0.52		(0.61)	0.74
Total from investment operations	0.51		(0.61)	0.71

Net asset value, end of period	$10.61		$10.10	$10.71

Total Return(b)	5.05	%(c)	(5.70)%	7.10%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$15,227		$8,893	$6,286
Ratio of net expenses to average net assets	0.99	%(d)	1.03%	1.18%
Ratio of expenses to average net assets before waiver and reimbursement	2.66	%(d)	3.97%	4.69%
Ratio of net investment loss to average net assets	(0.22	)%(d)	(0.02)%	(0.36)%
Portfolio turnover rate(e)	14	%(c)	30%	23%

(a)	Rounds to less than $0.005 per share.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

12	See accompanying notes which are an integral part of these financial statements.

Essex Environmental Opportunities Fund - Investor Class
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Selected Per Share Data:
Net asset value, beginning of period	$10.05		$10.69	$10.00

Investment operations:
Net investment loss	(0.02)		(0.02)	(0.03)
Net realized and unrealized gain (loss)	0.52		(0.62)	0.72
Total from investment operations	0.50		(0.64)	0.69

Net asset value, end of period	$10.55		$10.05	$10.69

Total Return(a)	4.98	%(b)	(5.99)%	6.90%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$41		$16	$17
Ratio of net expenses to average net assets	1.24	%(c)	1.28%	1.43%
Ratio of expenses to average net assets before waiver and reimbursement	2.91	%(c)	4.22%	4.94%
Ratio of net investment loss to average net assets	(0.49	)%(c)	(0.24)%	(0.54)%
Portfolio turnover rate(d)	14	%(b)	30%	23%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.	13

Essex Environmental Opportunities Fund
Notes to the Financial Statements

February 29, 2020 (Unaudited)

NOTE 1. ORGANIZATION

Essex Environmental Opportunities Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 7, 2017. The Trust is an open end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on September 1, 2017. The investment adviser to the Fund is Essex Investment Management Company, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

The Fund currently offers two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund with each other share of that class and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 29, 2020, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period,

14

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

February 29, 2020 (Unaudited)

the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

15

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

February 29, 2020 (Unaudited)

NOTE 3. SECTOR CONCENTRATION RISK

The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. For example, to the extent the Fund focuses its investments in the industrials sector, it will be exposed to additional risk related to economic trends, changes in consumer sentiment and spending, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, worldwide competition and potential liability for environmental damage. Additionally, industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. To the extent the Fund focuses its investments in the information technology sector, it may be subject to the following risks: rapidly changing technologies; short life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

16

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

February 29, 2020 (Unaudited)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

17

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

February 29, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,154,627	$3,662,211	$—	$13,816,838
Money Market Funds	1,571,828	—	—	1,571,828
Total	$11,726,455	$3,662,211	$—	$15,388,666

(a)	Refer to Schedule of Investments for sector classifications.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended February 29, 2020, the Adviser earned a fee of $44,123 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or to reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.99% of the average daily net assets of the Fund. The contractual agreement is in place through December 31, 2021. For the six months ended February 29, 2020, the Adviser waived fees and reimbursed expenses in the amount of $97,935 for the Fund. At February 29, 2020, the Adviser owed the Fund $5,863.

18

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

February 29, 2020 (Unaudited)

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of February 29, 2020, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable through
August 31, 2021	$201,573
August 31, 2022	189,034
February 29, 2023	97,935

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended February 29, 2020, the Administrator earned fees of $14,919 for administration services, $21,383 for fund accounting services, $11,934 for transfer agent services, and $5,968 for compliance services. At February 29, 2020, the Fund owed the Administrator $8,737 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Previously, each Trustee of the Trust received annual compensation of $2,070 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each received annual compensation of $2,520 per fund from the Trust. These fees increased to $2,290 and $2,740 for non-Chairmen and Chairman, respectively, effective January 1, 2020. Trustees also received $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Fund’s Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any

19

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

February 29, 2020 (Unaudited)

Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. For the six months ended February 29, 2020, Investor Class shares’ 12b-1 Expenses incurred by the Fund were $39. The Fund owed $9 for Investor Class 12b-1 Expenses as of February 29, 2020.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2020, purchases and sales of investment securities, other than short-term investments, were $7,236,524 and $1,521,130, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 29, 2020.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At February 29, 2020, Joseph C. McNay, Managing Member and Chairman of the Adviser, owned 32.81% of the Fund. As a result, Joseph C. McNay may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At February 29, 2020, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$1,397,567
Gross unrealized depreciation	(873,737)
Net unrealized appreciation on investments	$523,830
Tax cost of investments	$14,864,836

At August 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(296,424)
Unrealized appreciation on investments(a)	261,245
Total accumulated deficit	$(35,179)

(a)	The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash sales.

As of August 31, 2019, the Fund had short-term capital loss carryforwards in the amount of $116,337 and long-term capital loss carryforwards in the amount of $180,087, which do not expire and may be utilized in future years to offset net realized capital gains.

20

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

February 29, 2020 (Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

21

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period(a)	Annualized Expense Ratio
Essex Environmental Opportunities Fund – Institutional Class
Actual	$1,000.00	$1,050.50	$5.05	0.99%
Hypothetical(b)	$1,000.00	$1,019.94	$4.97	0.99%
Essex Environmental Opportunities Fund – Investor Class
Actual	$1,000.00	$1,049.80	$6.32	1.24%
Hypothetical(b)	$1,000.00	$1,018.70	$6.22	1.24%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

22

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Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

January 7, 2020

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 700-9929 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,
Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Essex Investment Management Company, LLC

125 High Street, 18th Floor

Boston, MA 02110

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Tactical Multi-Purpose Fund

Semi-Annual Report

February 29, 2020

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive
Camas, Washington 98607
(800) 550-1071

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Fisher Investments at (800) 550-1071. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Management’s Discussion of Fund Performance (Unaudited)

Fisher Investments Business Continuity Planning and COVID -19 Preparedness

Dear Shareholders,

Fisher Investments (FI) and its subsidiaries have robust Business Continuity Planning in place to address potential business disruptions that may arise from COVID-19, or any variety of circumstances that could affect normal business operations. The safety and well-being of our employees, as well as ensuring continuity of service and portfolio management to our valued clients and partners, is of the utmost importance.

Market Impact of COVID-19

Global stocks plummeted in Q1 of 2020, going from all-time highs to a bear market (a fundamentally driven,-20% decline) with all-time record-breaking speed. The sudden plunge, combined with society’s understandable worries about COVID-19’s impact on their health, their loved ones and their community, has spread fear to every corner of the world—and the marketplace. Separating these emotions from market analysis is difficult but vital. While we have the utmost empathy and sympathy for those most impacted by this and those who are fearful, these times are also when Warren Buffett’s brilliant, if unsympathetic, advice is most apt: “You should be greedy when others are fearful and fearful when others are greedy.”

Never before has a pandemic caused a bear market—but never before has society responded to a pandemic by voluntarily halting economic activity. History will judge the success of these measures from a public health perspective. Regardless, though, this is a global tragedy—the illness, its human and emotional toll and the resulting institutionally induced economic fallout.

As an investment manager, we think it is critical to look forward—and to us, that requires separating ones view of the illness from the economy, and then further separating markets. Many investors excessively entangle them, thinking all three are tightly correlated and prone to near lockstep movement. But that isn’t how we believe markets operate. We have observed that stocks anticipate future shifts few fathom—just as Q1’s rapid plunge preceded any economic fallout. We are confident markets will similarly anticipate brighter days far before any data—case counts, deaths or economic statistics—show they are coming. That is, for example, exactly how stocks nearly always bottom and then surge before recessions end, often a long time before. Our position is to look to that eventuality now and heed Buffett’s advice.

This downturn’s speed and severity were a painful shock. Huge down days heighten panic, with many investors overly fixating on momentary developments. Yet selling into panic is almost always wrong, especially for long-term investors. The peace of mind it may bring in the short term isn’t worth the pain of missing the pre-priced early recovery that follows. Those who wait for the other shoe to drop usually continue on barefoot. Absent sound reasons—ones that aren’t widely known already—to believe stocks will lose another 20, 30 or 40% from here isn’t warranted in our opinion and we believe the best approach is to remain disciplined. Look beyond the next few months toward a scenario further into the 3 – 30 month timeframe stocks generally anticipate. It isn’t hard to envision a post-coronavirus world that looks relatively bright. The virus’s endgame is a vaccine. That will come. It will be micro-studied and widely chronicled as it evolves. But stocks should rebound long before a vaccine arrives in volume within the 3 – 30 month timeframe markets weigh most. Stocks never wait for an all-clear signal.

1

Management’s Discussion of Fund Performance (Unaudited) (continued)

Patience today is the hardest thing, but the right thing. Timing short-term swings is always extremely difficult and dangerous. Today’s myriad unknowable factors make successful short-term timing even less likely. The coronavirus wasn’t even known to researchers until mere months ago—and much about it remains unclear. Beyond this, will federal social distancing and COVID-19 containment guidelines expire in early May, or will the government extend them again? Will state and local restrictions, which cover a huge chunk of American economic activity, outlast federal policy? Will infection rates fall in Europe and allow normal life to resume, or will containment efforts there long endure?

These questions can’t be answered now, but all have resolutions. Yet, we anticipate, stocks should have skyrocketed long before those resolutions emerge. They may already have begun to rebound. While the cause of this bear market is unique, the market is functioning as it always has: as a leading economic indicator. The bear struck well before any data confirmed the institutionally induced economic contraction. It will likely end similarly fast, before data hint at an economic recovery. Hence the wisdom and importance of Buffett’s quote.

With almost all bear markets that have an associated recession, the recession is necessary to correct the prior expansion’s excesses. The classic example is 2000 – 2002. It takes time to correct and rectify those problems, building the base for the next economic expansion. This economic contraction isn’t like that. There was no broad-based excess or froth. The economy was otherwise in strong shape and the bull market vibrant.

Because this is an institutionally induced economic contraction, we hesitate to approach it as we would traditional recessions. Markets may take a more fine-tuned view. If it is a long contraction, it may be beneficial to shift portfolios into the more cyclical categories that typically do best early in economic recoveries. But if it remains a sharper, shorter contraction—and stocks keep behaving as they normally would in a huge correction (which they have) rather than a long, grinding bear—then we would expect the high-quality, growth-oriented companies that led before the downturn to continue leading in the recovery.

Portfolio Shifts

No changes have been made to this fund as a result of the unfolding COVID-19 pandemic.

2

Tactical Multi-Purpose Fund
Investment Results (Unaudited)

Average Annual Total Returns(a) (for the periods ended February 29, 2020)

	Six Months	One Year	Since Inception (3/30/17)
Tactical Multi-Purpose Fund	0.10%	0.30%	(0.14)%
ICE BofA ML 3-Month U.S. Treasury Bill Index (b)	0.92%	2.18%	1.78%

Total annual operating expenses, as disclosed in the Tactical Multi-Purpose Fund (the “Fund”) prospectus dated December 29, 2019, were 589.45% of average daily net assets (1.00% after fee waivers/expense reimbursements). Fisher Asset Management, LLC (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers, and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 29, 2020 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call (800) 550-1071.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The ICE BofA ML 3-Month U.S. Treasury Bill Index (the “Index”) is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

3

Fund Holdings (Unaudited)

Tactical Multi-Purpose Fund Holdings as of February 29, 2020(a)
100.00%
90.00%
80.00%
70.00%
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
U.S. Treasury Obligations 52.05%
Other Assets in Excess of Liabilities 47.95%

(a)	As a percentage of net assets.

The investment objective of Tactical Multi-Purpose Fund (the “Fund”) is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

AVAILABILITY OF PORTFOLIO SCHEDULE (Unaudited)

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT, within sixty days after the end of the period. The Fund’s portfolio holdings are available on the SEC’s website at http://www.sec.gov.

4

Tactical Multi-Purpose Fund

Schedule of Investments

February 29, 2020 (Unaudited)

U.S. TREASURY OBLIGATIONS — 52.05%	Principal Amount	Fair Value
United States Treasury Bill, 1.55%, 5/14/2020(a)	$13,000	$12,966

Total U.S. Treasury Obligations (Cost $12,959)		12,966

Total Investments — 52.05% (Cost $12,959)		12,966

Other Assets in Excess of Liabilities — 47.95%		11,943

NET ASSETS — 100.00%		$24,909

(a)	Discount security. Rate shown is the effective yield at time of purchase.

See accompanying notes which are an integral part of these financial statements.

5

Tactical Multi-Purpose Fund

Statement of Assets and Liabilities (Unaudited)

February 29, 2020

Assets
Investments in securities at fair value (cost $12,959)	$12,966
Cash and cash equivalents	15,129
Interest receivable	10
Receivable from Adviser	11,298
Prepaid expenses	882
Total Assets	40,285
Liabilities
Payable to Administrator	5,565
Other accrued expenses	9,811
Total Liabilities	15,376
Net Assets	$24,909
Net Assets consist of:
Paid-in capital	24,883
Accumulated earnings	26
Net Assets	$24,909
Shares outstanding (unlimited number of shares authorized, no par value)	2,501
Net asset value, offering and redemption price per share	$9.96

See accompanying notes which are an integral part of these financial statements.

6

Tactical Multi-Purpose Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment Income
Interest income	$142
Total investment income	142

Expenses
Fund accounting	11,191
Administration	11,189
Legal	9,815
Trustee	6,912
Transfer agent	5,968
Compliance services	5,968
Audit and tax	5,722
Custodian	2,486
Report printing	1,656
Registration	151
Pricing	96
Investment Adviser	31
Miscellaneous	10,077
Total expenses	71,262
Fees waived and expenses reimbursed by Adviser	(71,138)
Net operating expenses	124
Net investment income	18

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	1
Net change in unrealized appreciation of investment securities	6
Net realized and change in unrealized gain on investments	7
Net increase in net assets resulting from operations	$25

See accompanying notes which are an integral part of these financial statements.

7

Tactical Multi-Purpose Fund

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2020	For the Year Ended August 31, 2019
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$18	$38
Net realized gain on investment securities transactions	1	1
Net change in unrealized appreciation of investment securities	6	1
Net increase in net assets resulting from operations	25	40

Total Increase in Net Assets	25	40

Net Assets
Beginning of period	24,884	24,844
End of period	$24,909	$24,884

See accompanying notes which are an integral part of these financial statements.

8

Tactical Multi-Purpose Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months Ended		For the Year	For the Year	For the Period
	February 29, 2020		Ended August 31,	Ended August 31,	Ended August 31,
	(Unaudited)		2019	2018	2017(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.95		$9.93	$9.98	$10.00

Investment operations:
Net investment income (loss)	0.01		0.02	(0.05)	(0.02)
Net realized and unrealized gain	—	(b)	— (b)	—	—
Total from investment operations	0.01		0.02	(0.05)	(0.02)

Net asset value, end of period	$9.96		$9.95	$9.93	$9.98
Total Return(c)	0.10	%(d)	0.20%	(0.50)%	(0.20	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$25		$25	$25	$25
Ratio of net expenses to average net assets	1.00	%(e)	1.00%	1.00%	1.00	%(e)
Ratio of gross expenses to average net assets before waiver and reimbursement	575.64	%(e)	589.45%	534.46%	558.98	%(e)
Ratio of net investment income (loss) to average net assets	0.15	%(e)	0.15%	(0.46)%	(0.49	)%(e)
Portfolio turnover rate	0	%(d)	0%	0%	0	%(d)

(a)	For the period March 30, 2017 (commencement of operations) to August 31, 2017.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

9

Tactical Multi-Purpose Fund

Notes to the Financial Statements

February 29, 2020 (Unaudited)

NOTE 1. ORGANIZATION

Tactical Multi-Purpose Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 30, 2017. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended February 29, 2020, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions - The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value ("NAV") per share of the Fund.

10

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 29, 2020 (Unaudited)

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

11

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 29, 2020 (Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2020:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$12,966	$—	$12,966
Total	$—	$12,966	$—	$12,966

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended February 29, 2020, the Adviser earned fees of $31 from the Fund before the waiver and reimbursement described below.

12

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 29, 2020 (Unaudited)

The Adviser is contractually obligated to waive its management fee and pay certain operating expenses of the Fund in order to limit total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"); any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees.

Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of February 29, 2020, the Adviser may seek repayment of expense reimbursements in the amount as follow:

Recoverable through
August 31, 2020	$58,792
August 31, 2021	131,256
August 31, 2022	145,625
February 28, 2023	71,107

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended February 29, 2020, the Administrator earned fees of $11,189 for administration services, $11,191 for fund accounting services, $5,968 for transfer agent services, and $5,968 for compliance services. At February 29, 2020, the Fund owed the Administrator $5,565 for such services.

The Administrator has agreed to waive fees to the extent necessary that the Fund’s total annual operating expenses (excluding taxes, borrowing costs such as interest and dividend expenses on securities sold short, brokerage commissions, acquired fund fees and expenses, shareholder servicing fees paid to financial intermediaries, extraordinary expenses and expenses outside the normal course of business) do not exceed $150,000 annually or $12,500 per month. The waiver will be suspended and forfeited in any month that the Adviser is not the sole shareholder of the Fund. The Administrator did not waive any fees during the six months ended February 29, 2020.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Trustee of the Trust receives annual compensation of $2,290 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,740 per fund from the Trust. Prior to January 1, 2020, these fees were $2,070 and $2,520 for non-chairmen and chairmen, respectively. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

13

Tactical Multi-Purpose Fund

Notes to the Financial Statements (continued)

February 29, 2020 (Unaudited)

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2020, there were no purchases or sales of investment securities, other than short-term investments.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 29, 2020, the Adviser owned 99.96% of the Fund's outstanding shares. As a result, the Adviser may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At February 29, 2020, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$7
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$7

Tax cost of investments	$12,959

At August 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Unrealized appreciation on investments	$1
Total accumulated earnings	$1

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	September 1,	February 29,	During the	Expense
	2019	2020	Period(a)	Ratio
Actual	$1,000.00	$1,001.00	$4.98	1.00%
Hypothetical(b)	$1,000.00	$1,019.88	$5.03	1.00%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

15

Management Agreement Approval (Unaudited)

The Tactical Multi-Purpose Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, has considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreement.

The Trustees held a teleconference on February 20, 2020 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2020, the Board interviewed certain executives of Fisher, including Fisher’s Vice President of Portfolio Engineering. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)        The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher will provide to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who provide services to the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Fisher to the Fund.

(ii)       Fund Performance. The Trustees next noted that Fisher had not deployed the strategy and therefore the Fund did not have performance based on a representative investment allocation to report. They discussed market conditions that would trigger deployment of the Fund and the post-deployment investment strategy. The Trustees concluded that Fisher has the ability to manage the Fund successfully from a performance standpoint.

(iii)      Fee Rate and Profitability. The Trustees noted that Fisher is waiving its management fee and that it has contractually agreed to reimburse expenses of the Fund to the extent they exceed 1.00% annually through December 31, 2025. The Trustees noted that the Fund is not profitable to Fisher.

(iv)      Economies of Scale. The Trustees also considered the extent to which Fisher will realize economies of scale if Fisher deploys the Fund’s strategy. The Trustees determined that, so long as Fisher continues to waive its management fee, Fisher will not realize benefits from economies of scale in managing the Fund and therefore reductions or breakpoints are not a consideration at this time.

16

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

• Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

• Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

January 7, 2020

17

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 550-1071 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Kenneth G.Y. Grant, Chairman
Daniel J. Condon
Gary E. Hippenstiel
Stephen A. Little
Ronald C. Tritschler

OFFICERS
David R. Carson, President
Zachary P. Richmond,
Treasurer and Chief Financial Officer
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER
Fisher Asset Management, LLC
5525 NW Fisher Creek Drive
Camas, WA 98607

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
MUFG Union Bank, N.A.
350 California Street, Suite 2018
San Francisco, CA 94104

ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY

Semi-Annual Report

February 29, 2020

Fisher Investments Institutional Group
Stock Fund for Retirement Plans

Fisher Investments Institutional Group
ESG Stock Fund for Retirement Plans

Fisher Investments Institutional Group
Fixed Income Fund for Retirement Plans

Fisher Investments Institutional Group
ESG Fixed Income Fund for Retirement Plans

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Funds or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Funds or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling Fisher Investments at (800) 851-8845. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Fund Adviser:

Fisher Asset Management, LLC
5525 NW Fisher Creek Drive,
Camas, Washington 98607
(800) 851-8845

FISHER INVESTMENTS INSTITUTIONAL GROUP
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited)

Fisher Investments Business Continuity Planning and COVID-19 Preparedness

Dear Shareholders,

Fisher Investments (FI) and its subsidiaries have robust Business Continuity Planning in place to address potential business disruptions that may arise from COVID-19, or any variety of circumstances that could affect normal business operations. The safety and well-being of our employees, as well as ensuring continuity of service and portfolio management to our valued clients and partners, is of the utmost importance.

Market Impact of COVID-19

Global stocks plummeted in Q1 of 2020, going from all-time highs to a bear market (a fundamentally driven, -20% decline) with all-time record-breaking speed. The sudden plunge, combined with society’s understandable worries about COVID-19’s impact on their health, their loved ones and their community, has spread fear to every corner of the world—and the marketplace. Separating these emotions from market analysis is difficult but vital. While we have the utmost empathy and sympathy for those most impacted by this and those who are fearful, these times are also when Warren Buffett’s brilliant, if unsympathetic, advice is most apt: “You should be greedy when others are fearful and fearful when others are greedy.”

Never before has a pandemic caused a bear market—but never before has society responded to a pandemic by voluntarily halting economic activity. History will judge the success of these measures from a public health perspective. Regardless, though, this is a global tragedy—the illness, its human and emotional toll and the resulting institutionally induced economic fallout.

As an investment manager, we think it is critical to look forward—and to us, that requires separating one’s view of the illness from the economy, and then further separating markets. Many investors excessively entangle them, thinking all three are tightly correlated and prone to near lockstep movement. But that isn’t how we believe markets operate. We have observed that stocks anticipate future shifts few fathom—just as Q1’s rapid plunge preceded any economic fallout. We are confident markets will similarly anticipate brighter days far before any data—case counts, deaths or economic statistics—show they are coming. That is, for example, exactly how stocks nearly always bottom and then surge before recessions end, often a long time before. Our position is to look to that eventuality now and heed Buffett’s advice.

FISHER INVESTMENTS INSTITUTIONAL GROUP
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) – (continued)

This downturn’s speed and severity were a painful shock. Huge down days heighten panic, with many investors overly fixating on momentary developments. Yet selling into panic is almost always wrong, especially for long-term investors. The peace of mind it may bring in the short term isn’t worth the pain of missing the pre-priced early recovery that follows. Those who wait for the other shoe to drop usually continue on barefoot. Absent sound reasons—ones that aren’t widely known already—to believe stocks will lose another 20, 30 or 40% from here isn’t warranted in our opinion and we believe the best approach is to remain disciplined. Look beyond the next few months toward a scenario further into the 3 – 30 month timeframe stocks generally anticipate. It isn’t hard to envision a post-coronavirus world that looks relatively bright. The virus’s endgame is a vaccine. That will come. It will be micro-studied and widely chronicled as it evolves. But stocks should rebound long before a vaccine arrives in volume within the 3 – 30 month timeframe markets weigh most. Stocks never wait for an all-clear signal.

Patience today is the hardest thing, but the right thing. Timing short-term swings is always extremely difficult and dangerous. Today’s myriad unknowable factors make successful short-term timing even less likely. The coronavirus wasn’t even known to researchers until mere months ago—and much about it remains unclear. Beyond this, will federal social distancing and COVID-19 containment guidelines expire in early May, or will the government extend them again? Will state and local restrictions, which cover a huge chunk of American economic activity, outlast federal policy? Will infection rates fall in Europe and allow normal life to resume, or will containment efforts there long endure?

These questions can’t be answered now, but all have resolutions. Yet, we anticipate, stocks should have skyrocketed long before those resolutions emerge. They may already have begun to rebound. While the cause of this bear market is unique, the market is functioning as it always has: as a leading economic indicator. The bear struck well before any data confirmed the institutionally induced economic contraction. It will likely end similarly fast, before data hint at an economic recovery. Hence the wisdom and importance of Buffett’s quote.

With almost all bear markets that have an associated recession, the recession is necessary to correct the prior expansion’s excesses. The classic example is 2000 – 2002. It takes time to correct and rectify those problems, building the base for the next economic expansion. This economic contraction isn’t like that. There was no broad-based excess or froth. The economy was otherwise in strong shape and the bull market vibrant.

FISHER INVESTMENTS INSTITUTIONAL GROUP
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) – (continued)

As this is an institutionally induced economic contraction, we hesitate to approach it as we would traditional recessions. Markets may take a more fine-tuned view. If it is a long contraction, it may be beneficial to shift portfolios into the more cyclical categories that typically do best early in economic recoveries. But if it remains a sharper, shorter contraction—and stocks keep behaving as they normally would in a huge correction (which they have) rather than a long, grinding bear—then we would expect the high-quality, growth-oriented companies that led before the downturn to continue leading in the recovery.

Fisher Investments Institutional Group Stock Fund for Retirement Plans

Performance Attribution

As of February 29, 2020, the Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”) performed in line with the MSCI ACWI Investable Markets Index YTD. Sector allocation and equity selection contributed to the Stock Fund’s relative return, while country allocation had no material effect. Selection within the United States was the largest contributor to relative return, driven by visual computing company Nvidia, software & technologies conglomerate Microsoft and biotechnology company PTC Therapeutics. Additionally, an overweight to and selection within China contributed as internet retailer JD.com, internet media company Tencent and pharmaceuticals company Sino Biopharmaceutical outperformed. Conversely, an overweight to and selection within Energy detracted, driven by petroleum producer Petrobras, oil & gas extraction company royal Dutch Shell and oilfield services company Schlumberger. Further, an overweight to and selection within Brazilian Financials detracted as Banco Bradesco and Itau Unibanco underperformed.

Portfolio Shifts

There have been no trades placed as a direct result of the unfolding COVID-19 pandemic in Q1 2020. In mid-February, trades totaling about 9% turnover were placed. These trades’ principal aim was to further position the Stock Fund for narrowing market breadth by increasing exposure to categories that have recently done well and that we expect to continue outperforming. These trades added exposure to larger, high-quality, and growth-oriented stocks within the Information Technology, Communications Services, Health Care and Consumer Discretionary sectors. In tandem, we reduced exposure to companies and categories with less-compelling growth opportunities we believe won’t be as highly valued by investors.

FISHER INVESTMENTS INSTITUTIONAL GROUP
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) – (continued)

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans

Performance Attribution

As of February 29, 2020, the Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”) outperformed the MSCI ACWI Investable Markets Index YTD. Country, sector and equity selection contributed to relative return. Selection within the United States was the largest contributor to relative return, driven by visual computing company Nvidia, software & technologies conglomerate Microsoft and biotechnology company Puma Biotechnology. Additionally, an overweight to and selection within China contributed as internet retailer JD.com, internet media company Tencent and pharmaceuticals company Sino Biopharmaceutical outperformed. Conversely, an overweight to and selection within Energy detracted, driven by oil & gas extraction companies Exxon Mobil, Schlumberger, and Repsol. Further, an overweight to and selection within Brazilian Financials detracted as Banco Bradesco and Itau Unibanco underperformed.

Portfolio Shifts

There have been no trades placed as a direct result of the unfolding COVID-19 pandemic in Q1 2020. In mid-February, trades totaling about 10% turnover were placed. These trades’ principal aim was to further position the ESG Stock Fund for narrowing market breadth by increasing exposure to categories that have recently done well and we expect to continue outperforming. These trades added exposure to larger, high-quality, and growth-oriented stocks within the Information Technology, Communications Services, Health Care and Consumer Discretionary sectors. In tandem, we reduced exposure to companies and categories with less-compelling growth opportunities we believe won’t be as highly valued by investors.

In mid-March we sold ING Groep from the ESG Stock Fund and added 0.5% to our position in Visa. We sold ING Groep, the Dutch bank, who seems to be at a disadvantage to larger peers with superior scale and product diversity, and has less-compelling growth opportunities. We expect Visa, owner of the largest electronic payments network, to benefit from the global trend towards cashless payments.

FISHER INVESTMENTS INSTITUTIONAL GROUP
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) – (continued)

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans

Performance Attribution

The Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) underperformed the ICE BofA US Broad Market Index YTD through February. A positive shift effect within Corporate debt (especially within Industrials) was the largest driver of relative return. Further, the Fixed Income Fund had a positive twist effect during the period. Conversely, an underweight to Sovereign debt was the largest detractor of relative returns. An overweight to Corporate Industrials was also a detractor of relative return.

Portfolio Shifts

No changes have been made to the Fixed Income Fund as a result of the unfolding COVID-19 pandemic.

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans

Performance Attribution

The Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) underperformed the ICE BofA US Broad Market Index YTD through February. A positive shift effect within Corporate debt (especially within Industrials) was the largest driver of relative return. Further, the ESG Fixed Income Fund had a positive twist effect during the period. Conversely, an underweight to Sovereign debt was the largest detractor of relative returns. An overweight to Corporate Industrials was also a detractor of relative return.

Portfolio Shifts

No changes have been made to the ESG Fixed Income Fund as a result of the unfolding COVID-19 pandemic.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
Investment Results (Unaudited)

Average Annual Total Returns as of February 29, 2020(a)
Fund/Index	Since Inception (12/13/19)
Fisher Investments Institutional Group Stock Fund for Retirement Plans	(7.80)%
MSCI ACWI Investable Markets Index(b)	(7.69)%

Expense Ratios(c)
Gross	0.00%
With Applicable Waivers	0.00%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.
(b)

The MSCI ACWI Investable Markets Index is designed to represent performance of the full opportunity set of large and mid-cap stocks across 23 developed and 26 emerging markets. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios are from the Fund’s prospectus dated October 17, 2019. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
Investment Results (Unaudited)

Average Annual Total Returns as of February 29, 2020(a)
Fund/Index	Since Inception (12/13/19)
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans	(7.50)%
MSCI ACWI Investable Markets Index(b)	(7.69)%

Expense Ratios(c)
Gross	0.00%
With Applicable Waivers	0.00%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.
(b)

The MSCI ACWI Investable Markets Index is designed to represent performance of the full opportunity set of large and mid-cap stocks across 23 developed and 26 emerging markets. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios are from the Fund’s prospectus dated October 17, 2019. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
Investment Results (Unaudited)

Average Annual Total Returns as of February 29, 2020(a)
Fund/Index	Since Inception (12/13/19)
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans	2.10%
ICE Bank of America Merrill Lynch U.S. Broad Market Index(b)	3.71%

Expense Ratios(c)
Gross	0.05%
With Applicable Waivers	0.05%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.
(b)

The ICE Bank of America Merrill Lynch U.S. Broad Market Index measures the performance of US dollar-denominated, investment grade debt securities, including US Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios are from the Fund’s prospectus dated October 17, 2019, which included estimated acquired fund fees and expenses of 0.05%. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG FIXED INCOME FUND FOR RETIREMENT PLANS
Investment Results (Unaudited)

Average Annual Total Returns as of February 29, 2020(a)
Fund/Index	Since Inception (12/13/19)
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans	2.20%
ICE Bank of America Merrill Lynch U.S. Broad Market Index(b)	3.71%

Expense Ratios(c)
Gross	0.02%
With Applicable Waivers	0.02%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “Fund”) distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 851-8845.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.
(b)

The ICE Bank of America Merrill Lynch U.S. Broad Market Index measures the performance of US dollar-denominated, investment grade debt securities, including US Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios are from the Fund’s prospectus dated October 17, 2019, which included estimated acquired fund fees and expenses of 0.02%. Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Fund is available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling (800) 851-8845. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The investment objective of Fisher Investments Institutional Group Stock Fund for Retirement Plans is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Markets Index.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The investment objective of Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Markets Index.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The investment objective of Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans is to seek to outperform, net of fees and expenses, the return of the ICE Bank of America Merrill Lynch U.S. Broad Market Index.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG FIXED INCOME FUND FOR RETIREMENT PLANS
Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The investment objective of Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans is to seek to outperform, net of fees and expenses, the return of the ICE Bank of America Merrill Lynch U.S. Broad Market Index.

Availability of Portfolio Schedule (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year within sixty days after the end of the period as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS

February 29, 2020 (Unaudited)

COMMON STOCKS — 98.94%	Shares	Fair Value
Australia — 1.15%
Materials — 1.15%
BHP Group Ltd.	26	$570
OZ Minerals Ltd.	77	451
Rio Tinto Ltd.	10	568
Total Australia		1,589

Brazil — 2.53%
Energy — 1.27%
Petroleo Brasileiro S.A. - ADR(a)	146	1,767

Financials — 0.99%
Banco Bradesco S.A. - ADR	99	671
Itau Unibanco Holding S.A. - ADR	99	700
		1,371
Materials — 0.27%
Vale S.A. - ADR(a)	38	373

Total Brazil		3,511

Canada — 0.48%
Materials — 0.48%
Hudbay Minerals, Inc.	80	196
Lundin Mining Corporation	93	475
Total Canada		671

China — 7.19%
Communication Services — 2.80%
Tencent Holdings Ltd. - ADR	78	3,873

Consumer Discretionary — 4.07%
Alibaba Group Holding Ltd. - ADR(a)	16	3,328
JD.com, Inc. - ADR(a)	36	1,386
Trip.com Group Ltd.(a)	30	911
		5,625
Industrials — 0.32%
51job, Inc.(a)	6	449

Total China		9,947

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 29, 2020 (Unaudited)

COMMON STOCKS — 98.94% - continued	Shares	Fair Value
France — 5.62%
Consumer Discretionary — 1.42%
Kering S.A. - ADR	35	$1,974

Energy — 1.07%
Total S.A.	35	1,483

Financials — 0.56%
BNP Paribas S.A.	16	773

Health Care — 0.60%
Sanofi S.A.	9	834

Information Technology — 1.81%
Dassault Systemes S.A.	16	2,508

Materials — 0.16%
Eramet(a)	7	227

Total France		7,799

Germany — 1.58%
Industrials — 1.58%
MTU Aero Engines AG	3	731
Siemens AG	9	926
Sixt SE(a)	6	522
Total Germany		2,179

Hong Kong — 1.05%
Health Care — 1.05%
Sino Biopharmaceutical Ltd. - ADR	50	1,458
Total Hong Kong		1,458

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 29, 2020 (Unaudited)

COMMON STOCKS — 98.94% - continued	Shares	Fair Value
Italy — 1.21%
Energy — 0.52%
Eni SpA	58	$714

Financials — 0.69%
Intesa Sanpaolo SpA	390	946

Total Italy		1,660

Japan — 3.80%
Industrials — 3.01%
Daifuku Company Ltd. - ADR(a)	42	634
Fanuc Corporation - ADR	99	1,619
SMC Corporation - ADR	98	1,910
		4,163
Information Technology — 0.79%
Yaskawa Electric Corporation - ADR	18	1,099

Total Japan		5,262

Korea (Republic Of) — 2.42%
Information Technology — 2.42%
Samsung Electronics Co., Ltd. - GDR	3	3,348
Total Korea (Republic Of)		3,348

Netherlands — 1.83%
Financials — 0.64%
ING Groep N.V.	93	884

Information Technology — 1.19%
ASML Holding N.V.	6	1,643

Total Netherlands		2,527

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 29, 2020 (Unaudited)

COMMON STOCKS — 98.94% - continued	Shares	Fair Value
Spain — 0.99%
Financials — 0.99%
Banco Bilbao Vizcaya Argentaria S.A.	142	$679
Banco Santander S.A.	190	698
Total Spain		1,377

Switzerland — 1.10%
Health Care — 1.10%
Novartis AG	18	1,517
Total Switzerland		1,517

Taiwan Province of China — 2.64%
Information Technology — 2.64%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	68	3,661
Total Taiwan Province of China		3,661

United Kingdom — 3.28%
Energy — 1.62%
BP plc	149	757
Royal Dutch Shell plc	69	1,478
		2,235
Health Care — 1.66%
AstraZeneca plc	12	1,045
GlaxoSmithKline plc	62	1,242
		2,287
Total United Kingdom		4,522

United States — 62.07%
Communication Services — 5.91%
Alphabet, Inc., Class A(a)	4	5,357
Facebook, Inc., Class A(a)	7	1,347
Netflix, Inc.(a)	4	1,476
		8,180

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 29, 2020 (Unaudited)

COMMON STOCKS — 98.94% - continued	Shares	Fair Value
United States — 62.07% - continued
Consumer Discretionary — 5.64%
Amazon.com, Inc.(a)	2	$3,767
eBay, Inc.	25	866
Home Depot, Inc. (The)	8	1,743
NIKE, Inc., Class B	8	715
Starbucks Corporation	9	706
		7,797
Consumer Staples — 4.96%
Costco Wholesale Corporation	10	2,812
Procter & Gamble Company (The)	13	1,472
Walmart, Inc.	24	2,584
		6,868
Energy — 2.83%
Chevron Corporation	15	1,400
Exxon Mobil Corporation	21	1,080
Marathon Oil Corporation	40	331
Schlumberger Ltd.	41	1,111
		3,922
Financials — 4.63%
American Express Company	13	1,429
BlackRock, Inc.	3	1,389
Goldman Sachs Group, Inc. (The)	5	1,004
JPMorgan Chase & Company	11	1,278
Morgan Stanley	29	1,306
		6,406

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 29, 2020 (Unaudited)

COMMON STOCKS — 98.94% - continued	Shares	Fair Value
United States — 62.07% - continued
Health Care — 8.11%
Abbott Laboratories	9	$693
Align Technology, Inc.(a)	5	1,092
Clovis Oncology, Inc.(a)	23	173
Danaher Corporation	5	723
Edwards Lifesciences Corporation(a)	3	615
Eli Lilly & Company	14	1,765
Exact Sciences Corporation(a)	7	567
Intuitive Surgical, Inc.(a)	2	1,068
Merck & Company, Inc.	21	1,607
PTC Therapeutics, Inc.(a)	15	823
Puma Biotechnology, Inc.(a)	17	183
Sarepta Therapeutics, Inc.(a)	5	572
Stryker Corporation	4	762
Thermo Fisher Scientific, Inc.	2	582
		11,225
Industrials — 3.51%
AeroVironment, Inc.(a)	14	719
Boeing Company (The)	3	825
Cummins, Inc.	4	605
Deere & Company	4	626
Kansas City Southern	5	753
Rockwell Automation, Inc.	3	551
United Technologies Corporation	6	784
		4,863
Information Technology — 25.86%
Adobe, Inc.(a)	9	3,106
Apple, Inc.	18	4,920
Cisco Systems, Inc.	54	2,156
Intel Corporation	60	3,331
Mastercard, Inc., Class A	22	6,386
Microsoft Corporation	41	6,643
NVIDIA Corporation	11	2,971
Oracle Corporation	42	2,077
salesforce.com, Inc.(a)	16	2,726
Visa, Inc., Class A	8	1,454
		35,770

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 29, 2020 (Unaudited)

COMMON STOCKS — 98.94% - continued	Shares	Fair Value
United States — 62.07% - continued
Materials — 0.62%
Cleveland-Cliffs, Inc.	69	$401
Materion Corporation	10	453
		854
Total United States		85,885

Total Common Stocks — 98.94% (Cost $149,299)		136,913

Total Investments — 98.94% (Cost $149,299)		136,913

Other Assets in Excess of Liabilities — 1.06%		1,462

NET ASSETS — 100.00%		$138,375

(a)	Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS

February 29, 2020 (Unaudited)

COMMON STOCKS — 98.88%	Shares	Fair Value
Australia — 1.20%
Materials — 1.20%
OZ Minerals Ltd.	70	$410
Rio Tinto Ltd.	22	1,251
Total Australia		1,661

Brazil — 0.98%
Financials — 0.98%
Banco Bradesco S.A. - ADR	99	671
Itau Unibanco Holding S.A. - ADR	99	700
Total Brazil		1,371

Canada — 0.33%
Materials — 0.33%
Lundin Mining Corporation	90	460
Total Canada		460

China — 7.38%
Communication Services — 2.83%
Tencent Holdings Ltd. - ADR	79	3,922

Consumer Discretionary — 4.12%
Alibaba Group Holding Ltd. - ADR(a)	16	3,328
JD.com, Inc. - ADR(a)	38	1,463
Trip.com Group Ltd.(a)	33	1,002
		5,793
Industrials — 0.43%
51job, Inc.(a)	8	598

Total China		10,313

Colombia — 1.47%
Energy — 1.47%
Ecopetrol S.A. - ADR	116	2,047
Total Colombia		2,047

France — 4.56%
Consumer Discretionary — 1.34%
Kering S.A. - ADR	33	1,861

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 29, 2020 (Unaudited)

COMMON STOCKS — 98.88% - continued	Shares	Fair Value
France — 4.56% - continued
Financials — 0.52%
BNP Paribas S.A.	15	$725

Health Care — 0.73%
Sanofi S.A.	11	1,019

Information Technology — 1.81%
Dassault Systemes S.A.	16	2,508

Materials — 0.16%
Eramet	7	227

Total France		6,340

Germany — 1.05%
Industrials — 1.05%
Siemens AG	9	926
Sixt SE(a)	6	522
Total Germany		1,448

Hong Kong — 1.07%
Health Care — 1.07%
Sino Biopharmaceutical Ltd. - ADR	51	1,487
Total Hong Kong		1,487

Italy — 1.20%
Energy — 0.54%
Eni SpA	61	751

Financials — 0.66%
Intesa Sanpaolo SpA	380	922

Total Italy		1,673

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 29, 2020 (Unaudited)

COMMON STOCKS — 98.88% - continued	Shares	Fair Value
Japan — 2.29%
Industrials — 1.54%
Daifuku Company Ltd. - ADR(a)	43	$649
Fanuc Corporation - ADR	92	1,504
		2,153
Information Technology — 0.75%
Yaskawa Electric Corporation - ADR	17	1,038

Total Japan		3,191

Korea (Republic Of) — 1.61%
Information Technology — 1.61%
Samsung Electronics Co., Ltd. - GDR	2	2,232
Total Korea (Republic Of)		2,232

Netherlands — 2.80%
Consumer Staples — 0.98%
Unilever N.V.	26	1,366

Financials — 0.64%
ING Groep N.V.	93	884

Information Technology — 1.18%
ASML Holding N.V.	6	1,643

Total Netherlands		3,893

Spain — 1.91%
Energy — 0.91%
Repsol S.A.	113	1,263

Financials — 1.00%
Banco Bilbao Vizcaya Argentaria S.A.	137	655
Banco Santander S.A.	200	734
		1,389
Total Spain		2,652

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 29, 2020 (Unaudited)

COMMON STOCKS — 98.88% - continued	Shares	Fair Value
Switzerland — 0.64%
Industrials — 0.64%
ABB Ltd.	41	$885
Total Switzerland		885

Taiwan Province of China — 2.60%
Information Technology — 2.60%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	67	3,607
Total Taiwan Province of China		3,607

United Kingdom — 3.69%
Energy — 1.76%
BP plc	479	2,434

Health Care — 1.69%
AstraZeneca plc	12	1,045
GlaxoSmithKline plc	65	1,302
		2,347
Materials — 0.24%
Antofagasta plc	35	337

Total United Kingdom		5,118

United States — 64.10%
Communication Services — 5.89%
Alphabet, Inc., Class A(a)	4	5,358
Facebook, Inc., Class A(a)	7	1,347
Netflix, Inc.(a)	4	1,476
		8,181
Consumer Discretionary — 5.90%
Amazon.com, Inc.(a)	2	3,767
eBay, Inc.	34	1,178
Home Depot, Inc. (The)	8	1,743
NIKE, Inc., Class B	8	715
Starbucks Corporation	9	706
		8,109

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 29, 2020 (Unaudited)

COMMON STOCKS — 98.88% - continued	Shares	Fair Value
United States — 64.10% - continued
Consumer Staples — 4.22%
Costco Wholesale Corporation	10	$2,812
PepsiCo, Inc.	11	1,452
Procter & Gamble Company (The)	14	1,585
		5,849
Energy — 2.77%
Exxon Mobil Corporation	45	2,315
Marathon Oil Corporation	54	447
Schlumberger Ltd.	40	1,084
		3,846
Financials — 4.53%
American Express Company	14	1,539
BlackRock, Inc.	3	1,389
Goldman Sachs Group, Inc. (The)	5	1,004
JPMorgan Chase & Company	10	1,162
Morgan Stanley	26	1,171
		6,265
Health Care — 9.81%
Abbott Laboratories	9	693
Align Technology, Inc.(a)	5	1,092
Danaher Corporation	5	723
Edwards Lifesciences Corporation(a)	3	615
Eli Lilly & Company	16	2,017
Exact Sciences Corporation(a)	8	648
Intuitive Surgical, Inc.(a)	3	1,602
Merck & Company, Inc.	23	1,761
PTC Therapeutics, Inc.(a)	14	768
Puma Biotechnology, Inc.(a)	61	656
Sarepta Therapeutics, Inc.(a)	5	572
Stryker Corporation	4	762
Thermo Fisher Scientific, Inc.	2	582
Vertex Pharmaceuticals, Inc.(a)	5	1,120
		13,611

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 29, 2020 (Unaudited)

COMMON STOCKS — 98.88% - continued	Shares	Fair Value
United States — 64.10% - continued
Industrials — 3.73%
Cummins, Inc.	4	$605
Deere & Company	4	626
HEICO Corporation	10	1,078
Kansas City Southern	4	603
Rockwell Automation, Inc.	8	1,468
Spirit AeroSystems Holdings, Inc., Class A	15	793
		5,173
Information Technology — 26.63%
Adobe, Inc.(a)	10	3,451
Apple, Inc.	19	5,194
Cisco Systems, Inc.	54	2,156
Intel Corporation	56	3,109
Mastercard, Inc., Class A	23	6,676
Microsoft Corporation	41	6,642
NVIDIA Corporation	11	2,971
Oracle Corporation	45	2,226
salesforce.com, Inc.(a)	17	2,897
Visa, Inc., Class A	9	1,636
		36,958
Materials — 0.62%
Cleveland-Cliffs, Inc.	70	407
Materion Corporation	10	453
		860
Total United States		88,852

Total Common Stocks — 98.88% (Cost $148,894)		137,230

Total Investments — 98.88% (Cost $148,894)		137,230

Other Assets in Excess of Liabilities — 1.12%		1,560

NET ASSETS — 100.00%		$138,790

(a)	Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS

February 29, 2020 (Unaudited)

CORPORATE BONDS — 61.02%	Principal Amount	Fair Value
Communication Services — 9.67%
Alphabet, Inc., 3.63%, 5/19/2021	$100,000	$102,809
TWDC Enterprises 18 Corporation, 3.15%, 9/17/2025	75,000	82,044
Comcast Corporation, 3.55%, 5/1/2028	100,000	111,315
		296,168
Consumer Discretionary — 6.26%
Home Depot, Inc. (The), 3.75%, 2/15/2024	100,000	109,273
Amazon.com, Inc., 3.80%, 12/5/2024	75,000	82,568
		191,841
Consumer Staples — 8.10%
Coca-Cola Company (The), 2.25%, 9/1/2026	100,000	105,589
Procter & Gamble Company (The), 5.50%, 2/1/2034	100,000	142,656
		248,245
Financials — 14.22%
Citigroup, Inc., 3.50%, 5/15/2023	100,000	105,098
Goldman Sachs Group, Inc., 3.50%, 11/16/2026	100,000	107,481
JPMorgan Chase & Company, 4.13%, 12/15/2026	100,000	112,743
BlackRock, Inc., 3.25%, 4/30/2029	100,000	110,484
		435,806
Health Care — 2.74%
Pfizer, Inc., 3.45%, 3/15/2029	75,000	84,113

Industrials — 5.75%
Caterpillar Financial Services Corporation, 2.55%, 11/29/2022	75,000	77,396
Southwest Airlines Company, 7.38%, 3/1/2027	75,000	98,689
		176,085

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 29, 2020 (Unaudited)

CORPORATE BONDS — 61.02% - continued	Principal Amount	Fair Value
Information Technology — 14.28%
Cisco Systems, Inc., 2.95%, 2/28/2026	$100,000	$107,902
Microsoft Corporation, 3.30%, 2/6/2027	100,000	110,858
Oracle Corporation, 3.25%, 11/15/2027	100,000	109,977
Visa, Inc., 3.15%, 12/14/2025	100,000	108,693
		437,430
Total Corporate Bonds (Cost $1,819,254)		1,869,688

EXCHANGE-TRADED FUNDS — 36.93%	Shares
iShares MBS ETF	6,329	693,026
Xtrackers USD High Yield Corporate Bond ETF	8,924	438,436
Total Exchange-Traded Funds (Cost $1,132,618)		1,131,462

Total Investments — 97.95% (Cost $2,951,872)		3,001,150

Other Assets in Excess of Liabilities — 2.05%		62,855

NET ASSETS — 100.00%		$3,064,005

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS

February 29, 2020 (Unaudited)

CORPORATE BONDS — 60.97%	Principal Amount	Fair Value
Communication Services — 9.66%
Alphabet, Inc., 3.63%, 5/19/2021	$100,000	$102,809
TWDC Enterprises 18 Corporation, 3.15%, 9/17/2025	75,000	82,044
Comcast Corporation, 3.55%, 5/1/2028	100,000	111,315
		296,168
Consumer Discretionary — 6.25%
Home Depot, Inc. (The), 3.75%, 2/15/2024	100,000	109,273
Amazon.com, Inc., 3.80%, 12/5/2024	75,000	82,568
		191,841
Consumer Staples — 8.10%
Coca-Cola Company (The), 2.25%, 9/1/2026	100,000	105,589
Procter & Gamble Company (The), 5.50%, 2/1/2034	100,000	142,656
		248,245
Financials — 14.21%
Citigroup, Inc., 3.50%, 5/15/2023	100,000	105,098
Goldman Sachs Group, Inc., 3.50%, 11/16/2026	100,000	107,481
JPMorgan Chase & Company, 4.13%, 12/15/2026	100,000	112,743
BlackRock, Inc., 3.25%, 4/30/2029	100,000	110,484
		435,806
Health Care — 2.75%
Pfizer, Inc., 3.45%, 3/15/2029	75,000	84,113

Industrials — 5.74%
Caterpillar Financial Services Corporation, 2.55%, 11/29/2022	75,000	77,396
Southwest Airlines Company, 7.38%, 3/1/2027	75,000	98,689
		176,085

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS – (continued)

February 29, 2020 (Unaudited)

CORPORATE BONDS — 60.97% - continued	Principal Amount	Fair Value
Information Technology — 14.26%
Cisco Systems, Inc., 2.95%, 2/28/2026	$100,000	$107,902
Microsoft Corporation, 3.30%, 2/6/2027	100,000	110,858
Oracle Corporation, 3.25%, 11/15/2027	100,000	109,977
Visa, Inc., 3.15%, 12/14/2025	100,000	108,693
		437,430
Total Corporate Bonds (Cost $1,819,255)		1,869,688

EXCHANGE-TRADED FUNDS — 36.99%	Shares
iShares MBS ETF	6,331	693,245
Nuveen ESG High Yield Corporate Bond ETF	17,725	441,021
Total Exchange-Traded Funds (Cost $1,132,427)		1,134,266

Total Investments — 97.96% (Cost $2,951,682)		3,003,954

Other Assets in Excess of Liabilities — 2.04%		62,517

NET ASSETS — 100.00%		$3,066,471

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
STATEMENTS OF ASSETS AND LIABILITIES

February 29, 2020 (Unaudited)

	Fisher Investments Institutional Group
	Stock Fund for Retirement Plans	ESG Stock Fund for Retirement Plans	Fixed Income Fund for Retirement Plans	ESG Fixed Income Fund for Retirement Plans
Assets
Investments in securities at value (cost $149,299, $148,894, $2,951,872 and $2,951,682)	$136,913	$137,230	$3,001,150	$3,003,954
Foreign currencies, at value (cost $28, $28, $— and $—)	29	29	—	—
Cash and cash equivalents	1,137	1,247	46,796	46,458
Dividends and interest receivable	296	284	16,059	16,059
Total Assets	138,375	138,790	3,064,005	3,066,471
Net Assets	$138,375	$138,790	$3,064,005	$3,066,471
Net Assets consist of:
Paid-in capital	150,010	150,010	3,000,010	3,000,010
Accumulated earnings (deficit)	(11,635)	(11,220)	63,995	66,461
Net Assets	$138,375	$138,790	$3,064,005	$3,066,471
Shares outstanding (unlimited number of shares authorized, no par value)	15,001	15,001	300,001	300,001
Net asset value (“NAV”), offering and redemption price per share	$9.22	$9.25	$10.21	$10.22

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
STATEMENTS OF OPERATIONS

For the period ended February 29, 2020(a) (Unaudited)

	Fisher Investments Institutional Group
	Stock Fund for Retirement Plans	ESG Stock Fund for Retirement Plans	Fixed Income Fund for Retirement Plans	ESG Fixed Income Fund for Retirement Plans
Investment Income
Dividend income	$548	$611	$6,214	$5,686
Interest income	9	9	8,503	8,503
Foreign dividend taxes withheld	(47)	(50)	—	—
Total investment income	510	570	14,717	14,189
Net investment income	510	570	14,717	14,189
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	251	(114)	—	—
Net realized loss on foreign currency translations	(10)	(12)	—	—
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(12,386)	(11,664)	49,278	52,272
Net realized and change in unrealized gain (loss) on investments and foreign currency	(12,145)	(11,790)	49,278	52,272
Net increase (decrease) in net assets resulting from operations	$(11,635)	$(11,220)	$63,995	$66,461

(a)	For the period December 13, 2019 (commencement of operations) to February 29, 2020.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
STATEMENTS OF CHANGES IN NET ASSETS

	Fisher Investments Institutional Group
	Stock Fund for Retirement Plans	ESG Stock Fund for Retirement Plans
	For the Period Ended February 29, 2020(a) (Unaudited)	For the Period Ended February 29, 2020(a) (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$510	$570
Net realized gain (loss) on investment securities transactions and foreign currency translations	241	(126)
Net change in unrealized depreciation of investment securities and foreign currency translations	(12,386)	(11,664)
Net decrease in net assets resulting from operations	(11,635)	(11,220)
Capital Transactions
Proceeds from shares sold	150,010	150,010
Net increase in net assets resulting from capital transactions	150,010	150,010
Total Increase in Net Assets	138,375	138,790
Net Assets
Beginning of period	—	—
End of period	$138,375	$138,790
Share Transactions
Shares sold	15,001	15,001
Net increase in shares outstanding	15,001	15,001

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Fisher Investments Institutional Group
	Fixed Income Fund for Retirement Plans	ESG Fixed Income Fund for Retirement Plans
	For the Period Ended February 29, 2020(a) (Unaudited)	For the Period Ended February 29, 2020(a) (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$14,717	$14,189
Net change in unrealized appreciation of investment securities and foreign currency translations	49,278	52,272
Net increase in net assets resulting from operations	63,995	66,461
Capital Transactions
Proceeds from shares sold	3,000,010	3,000,010
Net increase in net assets resulting from capital transactions	3,000,010	3,000,010
Total Increase in Net Assets	3,064,005	3,066,471
Net Assets
Beginning of period	—	—
End of period	$3,064,005	$3,066,471
Share Transactions
Shares sold	300,001	300,001
Net increase in shares outstanding	300,001	300,001

(a)	For the period December 13, 2019 (commencement of operations) to February 29, 2020.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
STOCK FUND FOR RETIREMENT PLANS
FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	For the Period Ended
	February 29, 2020(a) (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.81)
Total from investment operations	(0.78)
Net asset value, end of period	$9.22

Total Return(b)	(7.80	)%(c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$138
Ratio of net expenses to average net assets	0.00	%(d)
Ratio of net investment income to average net assets	1.55	%(d)
Portfolio turnover rate	10	%(c)

(a)	For the period December 13, 2019 (commencement of operations) to February 29, 2020.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG STOCK FUND FOR RETIREMENT PLANS
FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	For the Period Ended
	February 29, 2020(a) (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.04
Net realized and unrealized loss	(0.79)
Total from investment operations	(0.75)
Net asset value, end of period	$9.25

Total Return(b)	(7.50	)%(c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$139
Ratio of net expenses to average net assets	0.00	%(d)
Ratio of net investment income to average net assets	1.73	%(d)
Portfolio turnover rate	12	%(c)

(a)	For the period December 13, 2019 (commencement of operations) to February 29, 2020.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
FIXED INCOME FUND FOR RETIREMENT PLANS
FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	For the Period Ended
	February 29, 2020(a) (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.05
Net realized and unrealized gain	0.16
Total from investment operations	0.21
Net asset value, end of period	$10.21

Total Return(b)	2.10	%(c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,064
Ratio of net expenses to average net assets	0.00	%(d)
Ratio of net investment income to average net assets	2.25	%(d)
Portfolio turnover rate	—	%(c)

(a)	For the period December 13, 2019 (commencement of operations) to February 29, 2020.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP
ESG FIXED INCOME FUND FOR RETIREMENT PLANS
FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	For the Period Ended
	February 29, 2020(a) (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.05
Net realized and unrealized gain	0.17
Total from investment operations	0.22
Net asset value, end of period	$10.22

Total Return(b)	2.20	%(c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,066
Ratio of net expenses to average net assets	0.00	%(d)
Ratio of net investment income to average net assets	2.17	%(d)
Portfolio turnover rate	—	%(c)

(a)	For the period December 13, 2019 (commencement of operations) to February 29, 2020.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2020 (Unaudited)

NOTE 1. ORGANIZATION

Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and the Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (each a “Fund” and collectively the “Funds”) were each organized as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The Funds commenced operations on December 13, 2019. The investment adviser to the Funds is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Stock Fund and ESG Stock Fund is to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Markets Index. The investment objective of the Fixed Income Fund and ESG Fixed Income Fund is to outperform, net of fees and expenses, the return of the ICE Bank of America Merrill Lynch U.S. Broad Market Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 29, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the period ended February 29, 2020, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the period ended February 29, 2020, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 29, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends, related reclaims, and foreign capital gain taxes have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 29, 2020 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 29, 2020 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 29, 2020 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2020:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Stock Fund
Assets
Common Stocks(a)	$136,913	$—	$—	$136,913
Total	$136,913	$—	$—	$136,913

ESG Stock Fund
Assets
Common Stocks(a)	$137,230	$—	$—	$137,230
Total	$137,230	$—	$—	$137,230

Fixed Income Fund
Assets
Corporate Bonds(a)	$—	$1,869,688	$—	$1,869,688
Exchange-Traded Funds	1,131,462	—	—	1,131,462
Total	$1,131,462	$1,869,688	$—	$3,001,150

ESG Fixed Income Fund
Assets
Corporate Bonds(a)	$—	$1,869,688	$—	$1,869,688
Exchange-Traded Funds	1,134,266	—	—	1,134,266
Total	$1,134,266	$1,869,688	$—	$3,003,954

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 29, 2020 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Funds, manages the Funds’ investments. The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds’ expenses, except those specified above, are paid by the Adviser.

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Funds with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting.

Certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Funds’ shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Funds.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended February 29, 2020, purchases and sales of investment securities, other than short-term investments were as follows:

	Stock Fund	ESG Stock Fund	Fixed Income Fund	ESG Fixed Income Fund
Purchases	$163,202	$166,564	$2,955,904	$2,955,714
Sales	14,154	17,557	—	—

There were no purchases or sales of long-term U.S. government obligations during the period ended February 29, 2020.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 29, 2020 (Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 29, 2020, the Adviser owned 99.99%, 99.99%, 100.00% and 100.00% of the Stock Fund, ESG Stock Fund, Fixed Income Fund and ESG Fixed Income Fund outstanding shares, respectively. As a result, the Adviser may be deemed to control each Fund.

NOTE 7. FEDERAL TAX INFORMATION

At February 29, 2020, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Stock Fund	ESG Stock Fund	Fixed Income Fund	ESG Fixed Income Fund
Gross unrealized appreciation	$1,714	$1,748	$61,022	$61,025
Gross unrealized depreciation	(14,100)	(13,412)	(11,744)	(8,753)
Net unrealized appreciation (depreciation) on investments	$(12,386)	$(11,664)	$49,278	$52,272
Tax cost of investments	$149,299	$148,894	$2,951,872	$2,951,682

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of February 29, 2020, the Stock Fund and ESG Stock Fund had 34.71% and 34.58%, respectively, of the value of its net assets invested in stocks within the Information Technology sector.

FISHER INVESTMENTS INSTITUTIONAL GROUP FUND FAMILY
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 29, 2020 (Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 13, 2019 (commencement of operations) through February 29, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SUMMARY OF FUND EXPENSES (Unaudited) – (continued)

	Beginning Account Value December 13, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period	Annualized Expense Ratio
Fisher Investments Institutional Group Stock Fund for Retirement Plans
Actual	$1,000.00	$ 922.00	$ —	0%
Hypothetical(a)	$1,000.00	$ 1,024.86	$ —	0%

Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
Actual	$1,000.00	$ 925.00	$ —	0%
Hypothetical(a)	$1,000.00	$ 1,024.86	$ —	0%

Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans
Actual	$1,000.00	$ 1,021.00	$ —	0%
Hypothetical(a)	$1,000.00	$ 1,024.86	$ —	0%

Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Actual	$1,000.00	$ 1,022.00	$ —	0%
Hypothetical(a)	$1,000.00	$ 1,024.86	$ —	0%

(a)	Hypothetical assumes 5% annual return before expenses.

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited)

The Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (together, the “Funds”) are series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Funds and, as required by law, considered the approval of the Funds’ management agreements with their investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreements.

The Trustees held a teleconference on November 6, 2018 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreements between the Trust and Fisher. At the Trustees’ quarterly meeting held in November 2018, the Board interviewed certain executives of Fisher, including Fisher’s Vice President and Senior Relationship Manager. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Fisher (the “Independent Trustees”), approved the management agreements between the Trust and Fisher for an initial period of two years. The Trustees’ approval of the Funds’ management agreements was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)    The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher proposed to provide to the Funds, which includes, but is not limited to, providing a continuous investment program for the Funds, adhering to the Funds’ investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Funds. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who would be responsible for the day-to-day management of the Funds’ portfolios, as well as the qualifications and experience of the other individuals at Fisher who would provide services to the Funds. The Trustees noted that the portfolio managers have experience managing composite accounts with similar investment strategies to those of the proposed Funds. The Trustees further considered the services that Fisher provides to another series of the Trust, and the

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited) – (continued)

Trustees’ and Trust Management’s experience with the personnel that provide those services. The Trustees concluded that Fisher has adequate resources to provide satisfactory investment management services to the Funds.

(ii)    Fund Performance. The Trustees next reviewed and discussed the performance of Fisher’s stock and bond fund composite accounts for periods ended September 30, 2018. The Trustees observed that the composite accounts had outperformed their benchmarks and Morningstar categories for all periods presented, with the exception of the stock composite, which underperformed its benchmark for the one-year period, and the bond composite, which underperformed both its benchmark and Morningstar category for the one-year period. The Trustees noted that a representative of Fisher had indicated his expectation that ESG portfolio performance would be very comparable to non-ESG portfolio performance for the stock and bond strategies, as there is significant overlap in securities held in Fisher ESG and non-ESG portfolios. It was the consensus of the Trustees that it was reasonable to conclude that Fisher has the ability to manage the Funds successfully from a performance standpoint.

(iii)    Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for funds in the respective Morningstar categories of a size comparable to Fisher’s anticipated net assets for each Fund for the first year of operations. The Trustees noted that, with respect to the Funds, Fisher intended not to charge a management fee at the fund level, but that shareholders (retirement plans, plan sponsors, and/or plan participants) would pay a program fee which fee would be for both investment management services and the retirement plan platform, including ERISA fiduciary services. The Trustees considered that the proposed program fee, which includes fees for the retirement plan platform, was below the average and median in the Morningstar category for the Stock Fund and ESG Stock Fund and above the median but below the average for the Fixed Income Fund and the ESG Fixed Income Fund. The Trustees also considered that Fisher had committed to reimburse expenses of each of the four Funds, which would result in an estimated net program fee substantially below the average and median in the Morningstar categories.

The Trustees also considered a profitability analysis prepared by Fisher, which showed that Fisher did not anticipate earning a profit from any of the Funds in the first two years of operation. The Trustees also considered that the proposed management fees were within the range of fees that Fisher charges to the composite accounts. The Trustees noted Fisher’s representation that it will not enter into soft-dollar transactions on behalf of the Funds. The Trustees concluded that the proposed management fees represent reasonable compensation in light of the nature and quality of Fisher’s proposed services to the Funds.

INVESTMENT ADVISORY AGREEMENT APPROVAL
(Unaudited) – (continued)

(iv)    Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Funds grow larger. The Trustees determined that, in light of the anticipated size of the proposed Funds and Fisher’s anticipated level of profitability in managing the Funds, it does not appear that Fisher will realize benefits from economies of scale in managing the Funds in the first two years of operations to such an extent that the management fees for the Funds should be reduced or that breakpoints in the advisory fee should be implemented at this time.

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

●	Information the Funds receive from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Funds’ custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Funds, through its transfer agent, have taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

January 7, 2020

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 851-8845 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,
Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive

Camas, WA 98607

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

MUFG Union Bank, N.A.

350 California Street, Suite 2018

San Francisco, CA 94104

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	4/24/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	4/24/2020

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	4/24/2020